Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	gsvit_SupplementTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Service Shares

of the

Goldman Sachs Global Markets Navigator Fund

(the “Fund”)

Supplement dated October 16, 2013 to the

Prospectus dated April 30, 2013, as supplemented (the “Prospectus”)

Effective immediately, the Fund’s disclosure is modified as follows:

The following replaces in its entirety the last sentence in the “Goldman Sachs Global Markets Navigator Fund—Summary—Portfolio Turnover” section of the Prospectus:

The Fund’s portfolio turnover rate for the period from April 16, 2012 (the commencement of operations) to December 31, 2012 was 300% of the average value of its portfolio.

“Expenses Risk” is deleted in its entirety from the “Goldman Sachs Global Markets Navigator Fund—Summary—Principal Risks of the Fund” and from the “Risks of the Fund” sections of the Prospectus.

The following is added after “Non-Diversification Risk” in the “Goldman Sachs Global Markets Navigator Fund—Summary—Principal Risks of the Fund” section of the Prospectus:

Pooled Investments Risk.  By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and REITs indirectly through the Fund, investors will incur a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Fund (including operating costs and investment management fees), in addition to the fees and expenses regularly borne the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests therein.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders.

Goldman Sachs Global Markets Navigator Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsvit_SupplementTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Service Shares

of the

Goldman Sachs Global Markets Navigator Fund

(the “Fund”)

Supplement dated October 16, 2013 to the

Prospectus dated April 30, 2013, as supplemented (the “Prospectus”)

Effective immediately, the Fund’s disclosure is modified as follows:

The following replaces in its entirety the last sentence in the “Goldman Sachs Global Markets Navigator Fund—Summary—Portfolio Turnover” section of the Prospectus:

The Fund’s portfolio turnover rate for the period from April 16, 2012 (the commencement of operations) to December 31, 2012 was 300% of the average value of its portfolio.

“Expenses Risk” is deleted in its entirety from the “Goldman Sachs Global Markets Navigator Fund—Summary—Principal Risks of the Fund” and from the “Risks of the Fund” sections of the Prospectus.

The following is added after “Non-Diversification Risk” in the “Goldman Sachs Global Markets Navigator Fund—Summary—Principal Risks of the Fund” section of the Prospectus:

Pooled Investments Risk.  By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and REITs indirectly through the Fund, investors will incur a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Fund (including operating costs and investment management fees), in addition to the fees and expenses regularly borne the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests therein.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders.